Foreign currency transactions	12 Months Ended
Dec. 31, 2023
Foreign exchange rates [abstract]
Foreign currency transactions
29.
Foreign currency transactions
a.
Transactions denominated in foreign currency for the years ended December 31, 2021, 2022 and 2023 were as follows:

	2021	2022	2023
	(In thousands of U.S. dollars)
Revenues from aeronautical and non-aeronautical services	156,021	233,910	283,180
Revenues for recovery expenses	854	1,232	1,441
Technical assistance fees	6,190	7,687	7,054
Other expenses (1)	80,007	116,663	168,687

(1)
Includes interest for the years ended December 31, 2021, 2022 and 2023 by USD$7.5 million, USD$8.8 million and USD$8.8 million, respectively.

b.
The exchange rates in effect on the dates of the consolidated financial statements and its issuance date were as follows:

	December 31,						Feb 26,
	2021		2022		2023		2024
Mexican pesos per one U.S. dollar (Note 3.o)	Ps.	20.5835	Ps.	19.3615	Ps.	16.8935	Ps.	17.1210